COMPUTATION OF LOSS PER SHARE	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loss per Common Share
COMPUTATION OF LOSS PER SHARE

NOTE 9 - COMPUTATION OF LOSS PER SHARE

Computation of basic and dilutive loss per share for the three and six months ended June 30, 2024 and 2023 are as follows:

	For the three months ended June 30, 2024	For the three months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Net loss	$(6,119,000)	$(2,460,000)	$(8,486,000)	$(5,445,000)
Weighted-average common shares outstanding	6,418,061	3,872,447	6,418,061	3,487,299
Basic loss per share	$(0.95)	$(0.64)	$(1.32)	$(1.56)

Basic net loss per share is based on the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution assuming shares of common stock were issued upon the exercise of outstanding in-the-money options and the proceeds thereof were used to purchase shares of the Company’s common stock at the average market price during the period using the treasury stock method.

For the three and six months ended June 30, 2024 and 2023, options to purchase 108,511 and 108,343 shares of common stock, respectively and options to purchase 902,113 common stock warrants for both June 30, 2024 and 2023 were excluded in the calculation of diluted net loss per share as the result would have been anti-dilutive.

NOTE 10 - COMPUTATION OF (LOSS) EARNINGS PER SHARE

Computation of dilutive shares for the nine months ended December 31, 2023 and fiscal years ended March 31, 2023 and 2022 are as follows:

	Nine months ended December 31, 2023	Fiscal year ended March 31, 2023	Fiscal year ended March 31, 2022
Basic weighted average common shares outstanding	4,864,540	2,811,872	1,614,506
Effect of dilutive stock options	-	-	8,891

Diluted weighted average of common shares outstanding	4,864,540	2,811,872	1,623,397

Basic net (loss) income per share is based on the weighted average number of shares of common stock outstanding during the period. Diluted net (loss) income per share reflects the potential dilution assuming shares of common stock were issued upon the exercise of outstanding in-the-money options and the proceeds thereof were used to purchase shares of the Company’s common stock at the average market price during the period using the treasury stock method. For the nine months ended December 31, 2023, options to purchase 113,761 shares of common stock and 902,113 common stock warrants were excluded in the calculation of diluted net (loss) income per share as the result would have been anti-dilutive. For the fiscal year ended March 31, 2023, options to purchase 53,675 shares of common stock and 902,113 common stock warrants were excluded in the calculation of diluted net (loss) income per share as the result would have been anti-dilutive.

For the fiscal year ended March 31, 2022, pre-funded warrants to purchase 561,111 shares of common stock were included in basic weighted average shares outstanding as deemed outstanding. Options to purchase 8,891 shares of common stock were included in the calculation of diluted net income per share. For the fiscal year ended March 31, 2022, options and warrants to purchase approximately 56,000 shares of common stock were excluded in the calculation of diluted net (loss) income per share as the result would have been anti-dilutive.